FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	$ 58,359	$ 82,170
Other Non-Current Assets (restricted cash)	0	10,149
Fair Value [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Credit Facility	(391,641)	(447,000)
Carrying Value [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	58,359	82,170
Other Non-Current Assets (restricted cash)	0	10,149
Carrying Value [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Credit Facility	$ (391,641)	$ (447,000)